Variable Interest Entities	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
8. Variable Interest Entities
In order for customers to obtain a prescription product, customers must complete a consultation with a Provider on the Company’s website through one of the Affiliated Medical Groups and receive a written prescription by the applicable Provider.
The Affiliated Medical Groups and the Company do not have any shareholders in common. The Affiliated Medical Groups are 100% owned by licensed physicians. The Company is party to service agreements with the Affiliated Medical Groups pursuant to which the Company provides management and administrative services and collects the medical consultation fees from customers on behalf of the Affiliated Medical Groups.
In October 2020, the Company also entered into service agreements with XeCare LLC (“XeCare”), a licensed mail order pharmacy affiliated with the Company which is expected to provide prescription fulfillment services solely to the Company’s customers.
The Affiliated Medical Groups and XeCare are legal entities that the Company has determined qualify as variable interest entities (“VIEs”). The Company determined that it is the primary beneficiary of these entities for accounting purposes because it has the ability to direct the activities that most significantly affect the entities’ economic performance and has the obligation to absorb the losses. Under the VIE model, the Company presents the results of operations and the financial position of the Affiliated Medical Groups and XeCare as part of the consolidated financial statements of the Company as if the consolidated group were a single economic entity. There is no noncontrolling interest upon consolidation of the entities. The results of operations and cash flows of the Affiliated Medical Groups and XeCare are also included in the Company’s condensed consolidated financial statements.

As of March 31, 2021 and December 31, 2020, the Company’s condensed consolidated balance sheets included Affiliated Medical Groups and XeCare’s combined current and total assets of $0.5 million and $1.4 million. As of March 31, 2021 and December 31, 2020, current liabilities were $1.1 million and $0.8 million and total liabilities were $1.5 million and $1.2 million. All amounts are after elimination of intercompany transactions and balances.
The results of operations and cash flows of the Affiliated Medical Groups and XeCare are included in the Company’s condensed consolidated financial statements. For the three months ended March 31, 2021 and 2020, the Affiliated Medical Groups and XeCare combined charged the Company $3.4 million and $0.3 million for services rendered. For the three months ended March 31, 2021 and 2020, the net losses generated by the Affiliated Medical Groups and XeCare combined were $1.8 million and $2.5 million after elimination of intercompany transactions and balances.